SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION [Abstract]
Revenues by market
An analysis of revenues from these services is as follows:

(in thousands of $)	2012	2011	2010
Total operating revenues – tanker market	552,576	702,525	1,007,625
Total operating revenues – drybulk carrier market	89,746	86,608	136,912